Other Financial Assets at Fair Value Through Profit or Loss - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets designated at FVTPL	£ 312	£ 454
Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets designated at FVTPL	7,888	4,190
Debt securities issued during period for MREL requirements	£ 3,991	£ 2,847